Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets:
Deferred Tax Assets, Operating Loss Carryforwards	$ 48,141	$ 8,642
Capitalized R&D	37,289	46,132
Research and development credits	25,839	19,731
Equity compensation	13,331	10,270
Other, net	9,716	12,206
Total deferred tax assets	134,316	96,981
Deferred Tax Liabilities:
Other, net	(2,394)	(5,379)
Total deferred tax liabilities	(2,394)	(5,379)
Net deferred tax assets	131,922	91,602
Less: valuation allowance	(131,922)	(91,602)
Deferred tax assets, net of valuation allowance	$ 0	$ 0